Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization and impairment	$ (1,238,821)	$ (914,415)
Total	529,645	816,885
Artwork trading platform [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	795,694	797,568
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	904,234	933,732
Copyright [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset, gross	$ 68,538